GMO Multi-Sector Fixed Income Fund Investment Strategy - GMO Multi-Sector Fixed Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund’s investment program has two principal components. One component seeks to achieve a return commensurate with that of the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that often will not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct investments in asset-backed, corporate, government and emerging country debt securities. This second component can cause the Fund’s performance to differ significantly from that of its benchmark. In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO uses a quantitative approach that considers macroeconomic factors (e.g., inflation) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include, for example, term structure, foreign exchange, volatility, credit and liquidity. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets. In addition, GMO seeks to identify opportunities arising from unusual market conditions (such as markets with heightened volatility, significant market declines, or widespread asset price dislocations) not otherwise identified by its quantitative models and uses various portfolio construction techniques to manage risk. In making decisions regarding credit investments, GMO seeks to take advantage of its proprietary investment models to allocate the Fund’s assets opportunistically among credit sectors (e.g., investment grade and high yield) and to systematically identify investments within those credit sectors with the most attractive risk/return profiles. In selecting credit investments, the models used by GMO take into account value criteria, quality factors (including ESG (environmental, social, and governance) criteria in some cases), momentum, and liquidity. The factors GMO considers and investment methods GMO uses can change over time. In pursuing its investment program, the Fund may make or maintain investments in: (i) bonds denominated in various currencies, including non-U.S. and U.S. government bonds, agency bonds, and corporate bonds, asset-backed securities, and emerging country debt securities; (ii) shares of Opportunistic Income Fund (to provide exposure to asset-backed credit markets); (iii) shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities); and (iv) the types of investments typically held by money market funds. The Fund may also engage in short sales and invest in derivatives, including without limitation, to-be-announced transactions (“TBAs”), futures contracts, currency and interest rate options, currency forwards, repurchase agreements and reverse repurchase agreements, and swap contracts, such as swaps on securities and securities indices, total return swaps, interest rate swaps, and currency swaps, and other types of derivatives. The Fund has and expects to continue to have material exposure to U.S. and non-U.S. bonds, U.S. asset-backed securities, and emerging country debt securities that are below investment grade (below investment grade debt investments are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities or asset-backed securities). GMO normally seeks to maintain an annualized tracking error (standard deviation) relative to the Fund’s benchmark of 1-3% over a complete market cycle and an estimated interest rate duration within 2 years of the benchmark’s duration (approximately 6 years as of May 31, 2025). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks and Expenses — Bond Funds — Duration.” Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by investing in derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.